Events Subsequent to Original Issuance of Financial Statements (Unaudited) (Details) $ / shares in Units, shares in Millions, $ in Millions, TWD in Billions								3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 11, 2017 USD ($)	Jun. 05, 2017 USD ($)	Apr. 11, 2017 USD ($)	Mar. 06, 2017 USD ($)	Dec. 06, 2016 USD ($) shares	Dec. 06, 2016 TWD shares	Dec. 02, 2016 USD ($)	Aug. 31, 2017 USD ($)	Jun. 01, 2017 USD ($) payment	Mar. 02, 2017 USD ($)	Mar. 02, 2017 USD ($)	Jun. 01, 2017 USD ($) payment	Aug. 31, 2017 USD ($) $ / shares	Sep. 01, 2016 USD ($) $ / shares	Sep. 03, 2015 USD ($)	Aug. 28, 2014 USD ($)	Jun. 01, 2017 TWD payment	Dec. 05, 2016
Unaudited Pro Forma Information
Net sales														$ 12,341
Net income (loss)														(543)
Net income (loss) attributable to Micron														$ (544)
Basic | $ / shares														$ (0.50)
Diluted | $ / shares														$ (0.50)
Extinguishment of Debt Disclosures [Abstract]
Decrease in carrying amount of debt repurchased															$ 1,178	$ 1,409
Repayments of repurchased debt														$ 870	2,329	3,843
Loss on restructure of debt														$ (4)	$ (49)	$ (195)
Inotera
Acquisition of Inotera
Percentage interest held by Nanya prior to Inotera Acquisition (in hundredths)														67.00%
Nanya | Inotera
Acquisition of Inotera
Percentage interest held by Nanya prior to Inotera Acquisition (in hundredths)														32.00%
Inotera | Selling, general, and administrative
Acquisition of Inotera
Acquisition related costs														$ 3
Subsequent Event
Unaudited Pro Forma Information
Net sales													$ 20,317
Net income (loss)													5,172
Net income (loss) attributable to Micron													$ 5,171
Basic | $ / shares													$ 4.68
Diluted | $ / shares													$ 4.42
Subsequent Event | Corporate bonds
Extinguishment of Debt Disclosures [Abstract]
Repayments of repurchased debt			$ 1,000
Loss on restructure of debt									$ (60)
Subsequent Event | Corporate bonds | 2025 senior notes
Extinguishment of Debt Disclosures [Abstract]
Principle amount of debt repurchased			631
Decrease in carrying amount of debt repurchased			(625)
Subsequent Event | Corporate bonds | 2026 senior notes
Extinguishment of Debt Disclosures [Abstract]
Principle amount of debt repurchased			321
Decrease in carrying amount of debt repurchased			$ (318)
Subsequent Event | Corporate bonds | 2022 senior notes
Extinguishment of Debt Disclosures [Abstract]
Principle amount of debt repurchased	$ 600
Decrease in carrying amount of debt repurchased	(592)
Repayments of repurchased debt	$ 630
Loss on restructure of debt								$ (34)
Subsequent Event | Secured Debt | 2021 MSAC senior secured term loan
Secured Debt [Abstract]
Debt instrument, original term												5 years
Line of Credit Facility, Maximum Borrowing Capacity									$ 800			$ 800
Draw on facility agreement		$ 175		$ 175			$ 450
Debt instruments number of periodic payments | payment									16			16					16
Subsequent Event | Secured Debt | 2021 MSAC senior secured term loan | Maximum
Secured Debt [Abstract]
Debt Instrument, covenant, ratio of debt to fair value of equipment									0.8			0.8					0.8
Subsequent Event | Secured Debt | 2021 MSAC senior secured term loan | LIBOR
Secured Debt [Abstract]
Debt Instrument Variable Reference Rate Period 1												3 months
Margin on variable rate financing												2.40%
Subsequent Event | Secured Debt | 2022 Secured Notes NTD Term Loan
2021 MSTW Senior Secured Term Loan
Debt Instrument, Covenant Compliance, Penalty Interest Percent									0.25%			0.25%					0.25%
Subsequent Event | Secured Debt | 2022 Secured Notes NTD Term Loan | Maximum | Debt Covenant Period 2017
2021 MSTW Senior Secured Term Loan
Debt Instrument, Covenant, Ratio Of Total Debt To EBITDA									3.5			3.5					3.5
Subsequent Event | Secured Debt | 2022 Secured Notes NTD Term Loan | Maximum | Debt Covenant Period 2018_2019
2021 MSTW Senior Secured Term Loan
Debt Instrument, Covenant, Ratio Of Total Debt To EBITDA									3.0			3.0					3.0
Subsequent Event | Secured Debt | 2022 Secured Notes NTD Term Loan | Maximum | Debt Covenant Period 2020_2021
2021 MSTW Senior Secured Term Loan
Debt Instrument, Covenant, Ratio Of Total Debt To EBITDA									2.5			2.5					2.5
Subsequent Event | Secured Debt | 2022 Secured Notes NTD Term Loan | Maximum | MSTW | Debt Covenant Period 2017_2018
2021 MSTW Senior Secured Term Loan
Debt Instrument, Covenant, Ratio Of Total Debt To EBITDA									5.5			5.5					5.5
Subsequent Event | Secured Debt | 2022 Secured Notes NTD Term Loan | Maximum | MSTW | Debt Covenant Period 2019_2021
2021 MSTW Senior Secured Term Loan
Debt Instrument, Covenant, Ratio Of Total Debt To EBITDA									4.5			4.5					4.5
Subsequent Event | Secured Debt | 2022 Secured Notes NTD Term Loan | Minimum | Debt Covenant Period 2017
2021 MSTW Senior Secured Term Loan
Debt Instrument, Covenant, Tangible Net Worth									$ 9,000			$ 9,000
Subsequent Event | Secured Debt | 2022 Secured Notes NTD Term Loan | Minimum | Debt Covenant Period 2018_2019
2021 MSTW Senior Secured Term Loan
Debt Instrument, Covenant, Tangible Net Worth									12,500			12,500
Subsequent Event | Secured Debt | 2022 Secured Notes NTD Term Loan | Minimum | Debt Covenant Period 2020_2021
2021 MSTW Senior Secured Term Loan
Debt Instrument, Covenant, Tangible Net Worth									$ 16,500			$ 16,500
Subsequent Event | Secured Debt | 2022 Secured Notes NTD Term Loan | Minimum | MSTW | Debt Covenant Period 2017_2018
2021 MSTW Senior Secured Term Loan
Debt Instrument, Covenant, Tangible Net Worth | TWD																	TWD 4.0
Subsequent Event | Secured Debt | 2022 Secured Notes NTD Term Loan | Minimum | MSTW | Debt Covenant Period 2019_2020
2021 MSTW Senior Secured Term Loan
Debt Instrument, Covenant, Tangible Net Worth | TWD																	6.5
Subsequent Event | Secured Debt | 2022 Secured Notes NTD Term Loan | Minimum | MSTW | Debt Covenant Period 2021
2021 MSTW Senior Secured Term Loan
Debt Instrument, Covenant, Tangible Net Worth | TWD																	TWD 12.0
Subsequent Event | Nanya | Inotera
Acquisition of Inotera
Percentage interest held by Nanya prior to Inotera Acquisition (in hundredths)																		32.00%
Subsequent Event | Inotera
Acquisition of Inotera
Equity interest in Inotera immediately prior to acquisition																		33.00%
Percentage of Inotera voting interest acquired					67.00%
Micron Shares
Cash received from selling Micron Shares					$ 986
Consideration
Cash paid for Inotera Acquisition					4,099
Less cash received from selling Micron Shares					(986)
Net cash paid for Inotera Acquisition					3,113
Fair value of our previously-held equity interest in Inotera					1,441
Fair value of Micron Shares exchanged for Inotera shares					995
Other					3
Payments attributed to intercompany balances with Inotera					(361)
Total fair value of consideration for Inotera including previously held equity interests					5,191
Assets acquired and liabilities assumed
Cash and equivalents					118
Inventories					285
Other current assets					27
Property, plant, and equipment					3,722
Deferred tax assets					82
Goodwill					1,124
Other noncurrent assets					130
Accounts payable and accrued expenses					(232)
Debt					(56)
Other noncurrent liabilities					(9)
Total assets acquired and liabilities assumed, including goodwill					5,191
Subsequent Event | Inotera | Secured Debt | 2022 Secured Notes NTD Term Loan
Secured Debt [Abstract]
Debt instrument, original term												5 years
Debt instruments number of periodic payments | payment									6			6					6
2021 MSTW Senior Secured Term Loan
2021 Term loan draw | TWD						TWD 80.0
Subsequent Event | Inotera | Secured Debt | 2022 Secured Notes NTD Term Loan | Inotera Stock | MSTW
2021 MSTW Senior Secured Term Loan
Percentage of post-acquisition MTTW shares subject to collateralization												82.00%
Subsequent Event | Inotera | Secured Debt | 2022 Secured Notes NTD Term Loan | Maximum
Secured Debt [Abstract]
Debt Instrument Variable Reference Rate Period 1												6 months
Subsequent Event | Inotera | Secured Debt | 2022 Secured Notes NTD Term Loan | Minimum
Secured Debt [Abstract]
Debt Instrument Variable Reference Rate Period 1												3 months
Subsequent Event | Inotera | Secured Debt | 2022 Secured Notes NTD Term Loan | TAIBOR
Secured Debt [Abstract]
Margin on variable rate financing												2.05%
Subsequent Event | Inotera | CNBU
Assets acquired and liabilities assumed
Goodwill					829
Subsequent Event | Inotera | MBU
Assets acquired and liabilities assumed
Goodwill					198
Subsequent Event | Inotera | EBU
Assets acquired and liabilities assumed
Goodwill					$ 97
Subsequent Event | Inotera | Private Placement
Micron Shares
Number of Micron Shares issued to Nanya as consideration for Inotera shares not already owned (in shares) | shares					58	58
Cash received from selling Micron Shares					$ 986
Consideration
Less cash received from selling Micron Shares					(986)
Subsequent Event | Inotera | Level 2 | Private Placement
Micron Shares
Discount for lack of transferability on Micron Shares issued to Nanya					$ 81
Subsequent Event | Inotera | Selling, general, and administrative
Acquisition of Inotera
Acquisition related costs											$ 13
Subsequent Event | Inotera | Other non-operating income expense net | Level 3
Acquisition of Inotera
Gain on difference between fair value and carrying value of pre-acquisition equity interests in Inotera										$ 71